Income Taxes (Details 2) (HKD) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012
Deferred tax (liability)/asset:
Net operating loss carry forwards	0	0	0	0
Reversal/(Accelerated) tax depreciation	14,212	12,225	(11,629)	(15,156)
Others	0	0	0	652
Net deferred tax (liability)/asset	14,212	12,225	(11,629)	(14,504)